Share-based payments (Details Narrative) € in Thousands		12 Months Ended
		Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Aug. 05, 2021 shares
IfrsStatementLineItems [Line Items]
Expense recognized related to share option | €		€ 1,390	€ 1,910
Unamortized compensation expense | €		€ 3,070	€ 1,870
Number of options, forfeited
Options outstanding		583,812	17,145
Weighted average vesting period		2 years 6 months	2 years
Shares recognised expense | €			€ 3
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Grant shares			858
Vesting period		3 years
Expense recognized related to share option | €		€ 10	€ 120
Unamortized compensation expense | €		€ 1	€ 10
Weighted average vesting period		9 months 18 days	4 months 24 days
Number of options, vested	[1]	169	2,230
Employees and directors [member]
IfrsStatementLineItems [Line Items]
Option to grant shares		879,240	474,684
Employees and directors [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Grant shares			858
Directors [member]
IfrsStatementLineItems [Line Items]
Number of options, forfeited		312,573	21,577
Number of options, vested			653,107
Non executive directors [member]
IfrsStatementLineItems [Line Items]
Option to grant shares		143
Ordinary shares [member] | 2021 equity incentive plan [member]
IfrsStatementLineItems [Line Items]
Authorized shares				1,000,000

[1]	No ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2025 (2024: 858).